Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of changes in common shares issued and outstanding
Changes in common shares outstanding are as follows:

	Year ended December 31,
	2014	2013	2012
Beginning balance	55,848,194	62,950,688	65,419,989
Exercise of stock options	188,512	226,303	569,490
Issuance of restricted stock(1)	4,175	30,074	25,662
Forfeitures of restricted stock	(13,136)	(1,570)	(2,170)
Purchase of treasury shares(2)	(7,693,135)	(7,357,301)	(3,062,283)
Ending balance	48,334,610	55,848,194	62,950,688
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(1)	Includes shares issued from treasury.

(2)	Includes shares withheld to pay employee tax obligations upon the vesting of restricted stock.

Schedule of changes to accumulated other comprehensive income (loss)
Changes to accumulated other comprehensive income (loss) and the impact on other comprehensive loss are as follows:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Derivatives	Defined Benefit Plans	Accumulated Other Comprehensive Income (Loss)
	(in millions)
Balance as of December 31, 2011	$15.4	$(3.0)	$—	$(111.7)	$(99.3)
Unrealized gain	—	4.3	7.2	—	11.5
Reclassification to earnings	—	(0.6)	—	11.5	10.9
Loss arising during the period	—	—	—	(1.0)	(1.0)
Effect of exchange rate changes and deferred taxes	46.0	(1.1)	(2.6)	(14.0)	28.3
Balance as of December 31, 2012	61.4	(0.4)	4.6	(115.2)	(49.6)
Unrealized gain	—	2.1	3.0	—	5.1
Reclassification to earnings	—	(0.6)	—	12.2	11.6
Gain arising during the period	—	—	—	46.2	46.2
Effect of exchange rate changes and deferred taxes	(29.5)	(0.5)	(1.1)	(24.8)	(55.9)
Balance as of December 31, 2013	31.9	0.6	6.5	(81.6)	(42.6)
Unrealized gain	—	0.7	—	—	0.7
Reclassification to earnings	—	(0.4)	(2.8)	33.1	29.9
Loss arising during the period	—	—	—	(106.2)	(106.2)
Effect of exchange rate changes and deferred taxes	(72.4)	(0.1)	1.0	29.9	(41.6)
Balance as of December 31, 2014	$(40.5)	$0.8	$4.7	$(124.8)	$(159.8)

Schedule of reclassifications out of AOCI
Reclassifications out of AOCI to the consolidated statements of operations for the years ended December 31, 2014 and 2013 were as follows:

	Year ended December 31,
	2014	2013
	(in millions)
Unrealized Gain (Loss) on Securities
Available-for-sale securities(1)	$(0.4)	$(0.6)
Total before tax	(0.4)	(0.6)
Tax effect	0.1	0.2
Net of tax	$(0.3)	$(0.4)
Unrealized Gain (Loss) on Derivatives
Reclassification of de-designated hedges(2)	$(2.8)	$—
Total before tax	(2.8)	—
Tax effect	1.0	—
Net of tax	$(1.8)	$—
Defined Benefit Plans
Amortization of prior service cost(3)	$(0.4)	$0.3
Amortization of net loss(3)	33.5	11.9
Total before tax	33.1	12.2
Tax effect	(12.1)	(4.3)
Net of tax	$21.0	$7.9
Total reclassifications for the period	$18.9	$7.5
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(1)	Represents the balance that was reclassified into interest income.

(2)	Represents the portion of de-designated cash flow hedges that were reclassified into income as a result of the discontinuance of certain cash flow hedges.

(3)	These components are included in the computation of net periodic pension cost and were reclassified from AOCI into cost of sales and selling, general and administrative expenses.